Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 305,115	$ 283,513
Additions
Balance	301,786	305,115	283,513
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	836,155	788,737
Additions	35,930	55,501
Change in estimate of decomissioning liability	5,427	3,713
Disposals	(6,546)	(11,796)
Transfers
Balance	870,966	836,155	788,737
Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	531,040	505,224
Depletion, depreciation and amortization	41,433	36,540
Disposals	(3,293)	(10,724)
Transfers
Balance	569,180	531,040	505,224
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	102,723	83,698
Balance	97,107	102,723	83,698
Plant and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	269,669	239,921
Additions	5,180	14,455
Change in estimate of decomissioning liability	5,427	3,713
Disposals	(4,514)	(11,768)
Transfers	24,783	23,348
Balance	300,545	269,669	239,921
Plant and equipment | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	166,946	156,223
Depletion, depreciation and amortization	27,475	21,447
Disposals	(3,293)	(10,724)
Transfers	12,310
Balance	203,438	166,946	156,223
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance	96,022	100,850
Balance	113,660	96,022	100,850
Mining properties | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	447,075	436,810
Additions	6,348	6,249
Change in estimate of decomissioning liability
Disposals
Transfers	25,979	4,016
Balance	479,402	447,075	436,810
Mining properties | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	351,053	335,960
Depletion, depreciation and amortization	13,958	15,093
Disposals
Transfers	731
Balance	365,742	351,053	335,960
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance	50,152	47,482
Balance	52,461	50,152	47,482
Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	50,152	47,482
Additions	13,218	26,046
Change in estimate of decomissioning liability
Disposals		(28)
Transfers	(10,909)	(23,348)
Balance	52,461	50,152	47,482
Assets under construction | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Depletion, depreciation and amortization
Disposals
Transfers
Balance
Exploration and evaluation expenditure
Disclosure of detailed information about property, plant and equipment [line items]
Balance	56,218	51,483
Balance	38,558	56,218	51,483
Exploration and evaluation expenditure | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	69,259	64,524
Additions	11,184	8,751
Change in estimate of decomissioning liability
Disposals	(2,032)
Transfers	(39,853)	(4,016)
Balance	38,558	69,259	64,524
Exploration and evaluation expenditure | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	13,041	13,041
Depletion, depreciation and amortization
Disposals
Transfers	(13,041)
Balance		$ 13,041	$ 13,041